Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129664
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,338	$ 10,238	$ 10,699	$ 11,028	$ 11,282	$ 11,583	$ 11,668	$ 11,668	$ 11,881	$ 11,513	$ 11,870	$ 11,992	$ 12,451	$ 12,797	$ 12,695	$ 12,674	$ 13,708	$ 14,225	$ 14,798	$ 15,418	$ 15,816	$ 15,639	$ 15,200	$ 14,467	$ 13,991	$ 14,072	$ 14,083	$ 14,298	$ 14,665	$ 14,804	$ 15,586	$ 15,916	$ 16,587	$ 16,891	$ 16,978	$ 17,104	$ 17,829	$ 18,316	$ 18,937	$ 19,281
C000129665
Account Value [Line Items]
Accumulated Value	10,000	10,330	10,229	10,683	11,003	11,248	11,540	11,616	11,606	11,810	11,432	11,786	11,887	12,344	12,678	12,567	12,525	13,552	14,055	14,603	15,206	15,589	15,403	14,973	14,237	13,754	13,835	13,825	14,037	14,385	14,509	15,273	15,583	16,230	16,527	16,609	16,705	17,401	17,865	18,460	18,791
C000169043
Account Value [Line Items]
Accumulated Value	500,000	517,367	512,340	535,917	552,371	565,063	580,107	584,884	584,884	596,048	577,603	595,496	601,624	625,117	642,992	637,843	636,784	689,231	715,720	744,535	775,627	796,170	787,286	765,919	729,641	705,651	710,332	710,550	722,031	740,528	747,545	787,603	804,927	838,910	854,902	860,252	865,902	903,335	928,055	960,021	978,206
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	511,616	495,403	500,416	507,893	514,136	511,326	502,944	505,990	508,741	504,464	518,886	538,376	560,492	558,902	579,506	589,067	596,775	599,611	587,524	586,682	596,272	592,695	571,989	538,444	527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value	10,000	10,316	10,255	10,724	11,015	11,233	11,632	11,684	11,756	12,040	11,643	11,938	11,988	12,457	12,895	12,663	12,768	13,641	14,118	14,508	15,109	15,522	15,376	14,972	14,252	13,792	13,947	14,026	14,278	14,662	14,780	15,585	15,889	16,677	16,937	17,034	17,235	18,069	18,671	19,303	19,769
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value	10,000	10,316	10,255	10,724	11,015	11,233	11,632	11,684	11,756	12,040	11,643	11,938	11,988	12,457	12,895	12,663	12,768	13,641	14,118	14,508	15,109	15,522	15,376	14,972	14,252	13,792	13,947	14,026	14,278	14,662	14,780	15,585	15,889	16,677	16,937	17,034	17,235	18,069	18,671	19,303	19,769
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 515,809	$ 512,731	$ 536,178	$ 550,745	$ 561,674	$ 581,591	$ 584,204	$ 587,777	$ 601,977	$ 582,134	$ 596,923	$ 599,420	$ 622,864	$ 644,760	$ 633,126	$ 638,383	$ 682,049	$ 705,920	$ 725,403	$ 755,456	$ 776,113	$ 768,799	$ 748,589	$ 712,598	$ 689,597	$ 697,328	$ 701,320	$ 713,894	$ 733,102	$ 739,019	$ 779,249	$ 794,453	$ 833,830	$ 846,873	$ 851,715	$ 861,767	$ 903,440	$ 933,545	$ 965,169	$ 988,463